Equity (Details Narrative) - USD ($)															1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2025	Jan. 31, 2025	Jan. 03, 2025	Dec. 30, 2024	Dec. 18, 2024	Dec. 10, 2024	Sep. 26, 2024	Sep. 24, 2024	Sep. 23, 2024	Sep. 19, 2024	Aug. 26, 2024	May 28, 2024	May 22, 2024	Dec. 14, 2023	May 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 25, 2025	Apr. 21, 2025	Dec. 28, 2024	Dec. 23, 2024	Jan. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized														350,000,000			275,000,000		275,000,000		275,000,000	275,000,000
Common stock, par value																	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights																			The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares issued																	2,478,587		2,478,587		819,516	258,529
Common stock, shares outstanding																	2,478,587		2,478,587		819,516	258,529
Preferred stock, shares authorized														75,000,000			75,000,000		75,000,000		75,000,000	75,000,000
Preferred stock, par value														$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding																	1	0	1	0	1	0
Gain loss on debt extinguishment																	$ 145,221		$ 4,488,627	$ 527,980	$ 680,762
Shares issued to GEM																	$ 329,996	300,000
Legal fees													$ 409,000
Volatility																			110.95%
Risk free interest rate																			4.45%
Dividend rate																					0.00%
Preferred stock, shares issued																	1		1		1	0
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Investment company expense limitation agreement description																					10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Maximum floor price																											$ 2.00
Shares Issued For Private Placement [Member]
Class of Stock [Line Items]
Warrant issue price per share															$ 6.90
Net proceeds from private placement															$ 330,000
Shares Issued For Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants issued															32,352
Warrant exercise price															$ 3.40
May Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Purchase price per share													$ 90.00
Aggregate gross proceeds from offering													$ 2,500,000
Net proceeds from private placement													1,900,000
Transaction fees													$ 600,000
Warrant maturity date													May 28, 2024
May Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued													17,322
Warrant exercise price													$ 0.05
Grant date fair value of warrants issued													$ 660,000
May Two Thousand Twenty Four Offering [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share													$ 90.00
Warrants issued													27,778
Warrant exercise price													$ 90.00
Warrants expiration term													5 years
Volatility													87.00%
Risk free interest rate													4.60%
Dividend rate													0.00%
Grant date fair value of warrants issued													$ 722,000
May Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share													$ 90.00
Warrants issued													1,667
Warrant exercise price													$ 90.00
Warrants expiration term													5 years
Volatility													87.00%
Risk free interest rate													4.60%
Dividend rate													0.00%
Grant date fair value of warrants issued												$ 100,000
May Two Thousand Twenty Four Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants expiration term													5 years
September Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Purchase price per share								$ 42.49
Aggregate gross proceeds from offering							$ 5,000,000.0
Transaction fees							600,000
Net proceeds from private placement							$ 4,400,000
September Two Thousand Twenty Four Offering [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Percentage of prefunded warrants								7.50%
Percentage of management fee								1.00%
Non accountable expense allowance								$ 50,000
September Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued							117,647
Fair value of warrants							$ 1,638,000
September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share							$ 60.80
Warrant exercise price							$ 53.13
Warrants expiration term							5 years
Volatility							90.00%
Risk free interest rate							3.60%
Dividend rate							0.00%
Grant date fair value of warrants issued							$ 393,000
September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Warrants expiration term													5 years
Percentage of prefunded warrants								7.50%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrant issue price per share							$ 60.80
Warrant exercise price							$ 40.00
Warrants expiration term							5 years
Volatility							90.00%
Risk free interest rate							3.60%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants expiration term							1 year 6 months
Volatility							132.00%
Risk free interest rate							3.80%
September Twenty Six Two Thousand Twenty Four Series A Warrants And Series B Warrants [Member] | Series A And B Warrants [Member]
Class of Stock [Line Items]
Warrants issued							235,294
Dividend rate							0.00%
Fair value of warrants							$ 2,372,000
September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Shares issued							8,824
September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Debt outstanding settlement amount									$ 2,000,000
Open Reel [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Number of shares issued					1,176,950
Warrant exercise price					$ 0.0001
Shares issued																									1,176,950
Open Reel [Member] | September Two Thousand Twenty Four Offering [Member] | Series A And B Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price						$ 40.00
Warrants exercise price, reduced						$ 25.00
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Shares excercised	33,777																43,674		(77,452)
Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					275,000,000
Common stock, par value																					$ 0.0001
Common stock, shares issued																					819,516
Common stock, shares outstanding																					819,516
Preferred stock, shares authorized																					75,000,000
Preferred stock, par value																					$ 0.0001
Preferred stock, shares outstanding																					1
Shares issued to GEM																					$ 784,943
Preferred stock, shares issued																					1
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Investment company expense limitation agreement description																			10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Percentage of lowest daily volume weighted average price														90.00%
Commitment fee payable														$ 500,000			$ 500,000		$ 500,000
Purchase price per share														$ 500.00
Maximum floor price														$ 100.00													$ 20.00
Floor price adjustment														The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day														75.00%
Hudson Global Ventures, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued			15,000
Shares issued to GEM			$ 232,500
Verista Partners Inc [Member]
Class of Stock [Line Items]
Common stock, shares issued											3,000
Shares issued to GEM											$ 49,800
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Percentage of prefunded warrants													7.00%
Decrease in placement agent fee													$ 25,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued																	2,247,473		2,247,473		588,402
Common stock, shares outstanding																	2,247,473		2,247,473		588,402
Shares issued to GEM																	$ 6
Common Stock [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Shares issued to GEM																					$ 2
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														250,000,000			250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value														$ 0.0001
Common stock, shares issued																	2,247,473		2,247,473		588,402	27,416
Common stock, shares outstanding														819,516			2,247,473		2,247,473		588,402	27,416
Preferred stock, shares outstanding														1
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value														$ 0.0001
Asset acquisition consideration transferred														$ 100,000,000
Percentage of shares outstanding at the date of advance notice														9.99%
Percentage of average daily volume weighted average price														95.00%
Percentage of lowest daily volume weighted average price														96.00%
Purchase of stock percentage of voting power ownership limitation														19.99%
Conversion of Stock, Shares Converted																					2,891
Purchase of stock percentage of voting power ownership limitation														9.99%
Common Class A [Member] | Shares Issued For Private Placement [Member]
Class of Stock [Line Items]
Common stock, shares authorized															31,884
Common Class A [Member] | Shares Issued For Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Class of Stock [Line Items]
Common stock issued by exercise of warrants															32,352
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Shares issued													10,456
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Shares issued													10,456
Common Class A [Member] | May Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Shares issued													10,456
Common Class A [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrant issue price per share										$ 38.90
Warrants issued										133,134
Warrant exercise price										$ 40.20
Warrants expiration term										5 years
Shares issued										28,242
Volatility										87.00%
Risk free interest rate										3.50%
Dividend rate										0.00%
Grant date fair value of warrants issued									$ 1,014,703	$ 1,098,614
Common Class A [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued										104,892
Common Class A [Member] | September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrant issue price per share									$ 38.90
Warrants issued									56,555
Warrant exercise price									$ 38.90
Warrants expiration term									5 years
Shares issued									26,085
Volatility									87.00%
Risk free interest rate									3.50%
Dividend rate									0.00%
Common Class A [Member] | Alco [Member]
Class of Stock [Line Items]
Common stock, shares issued																								104,882
Common Class A [Member] | Vidello Limited [Member]
Class of Stock [Line Items]
Shares issued to GEM		$ 1,661,677
Number of shares issued		89,820
Common Class A [Member] | Open Reel [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.0001
Number of shares issued					93,056
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	33,777																43,674
Common Class A [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					588,403
Common stock, shares outstanding																					588,403
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized				65,000	63,000
Common stock, par value														$ 0.0001
Asset acquisition consideration transferred														$ 100,000,000
Percentage of shares outstanding at the date of advance notice														9.99%
Percentage of average daily volume weighted average price														95.00%
Percentage of lowest daily volume weighted average price														96.00%
Purchase of stock percentage of voting power ownership limitation														19.99%
Shares issued as payment of deferred fee																1,420
Purchase price per share					$ 16.10									$ 5,000												$ 16.80
Common stock convertible conversion price increase														1,000
Aggregate gross proceeds from offering					$ 881,000
Shares issued					55,000																65,000
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Shares issued as payment of deferred fee																1,420
Common stock convertible conversion price increase														$ 100.00
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 1 Advance [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	501,000		501,000
Aggregate gross proceeds from offering																			$ 4,257,000
Gain loss on debt extinguishment																			$ 221,000
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	763,680		763,680
Gain loss on debt extinguishment																			$ 169,000
Derivative liabilities																	$ 415,000		$ 415,000
Shares sold				30,489													738,630		738,630
Gross proceeds				$ 48,000															$ 8,608,000
Common Class A [Member] | Hudson Global Ventures, LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued																							40,000
Common Class A [Member] | Placement Agency Agreement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Debt interest rate													6.00%
Percentage of exercise price													110.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														25,000,000			25,000,000		25,000,000		25,000,000	25,000,000
Common stock, shares issued																	231,114		231,114		231,114	231,113
Common stock, shares outstanding																	231,114		231,114		231,114	231,113
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value														$ 0.0001
Purchase of stock percentage of voting power ownership limitation														19.99%
Common Class B [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					231,113
Common stock, shares outstanding																					231,113
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value														$ 0.0001
Purchase of stock percentage of voting power ownership limitation														19.99%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued																	2,478,587		2,478,587		819,516	258,529
Common stock, shares outstanding																	2,478,587		2,478,587		819,516	258,529
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member]
Class of Stock [Line Items]
Shares issued								117,647
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued								117,647
Warrant exercise price								$ 0.01
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Placement Agent Warrants [Member] | H C Wainwright And Co Llc [Member]
Class of Stock [Line Items]
Warrants issued								8,824
Warrant exercise price								$ 53.13
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price								40.00
Common Stock [Member] | September Two Thousand Twenty Four Offering [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price								$ 40.00
Shares issued								117,647
Common Stock [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, shares issued																					819,516
Common stock, shares outstanding																					819,516
Common Warrants [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued										$ 3,687,812
Pre Funded Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued										$ 4,080,194
Pre Funded Warrant [Member] | September Two Thousand Twenty Four Cp Bf Conversion And Settlement [Member]
Class of Stock [Line Items]
Warrants issued									30,470
C P B F Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued									$ 1,185,268
C P B F Pre Funded Warrant [Member] | September Two Thousand Twenty Four Alco Promissory Note Conversion And Settlement [Member]
Class of Stock [Line Items]
Grant date fair value of warrants issued									$ 1,577,893
Series FE Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																					$ 0.0001
Preferred stock, shares issued																					1
Series FE Preferred Stock [Member] | Open Reel [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.0001
Number of shares issued					1
Preferred stock term					2 years
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	275,000,000		275,000,000		275,000,000
Volatility																				85.00%	69.57%	110.95%
Risk free interest rate																				4.50%	4.45%	4.31%
Maximum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum floor price														$ 1,000